Key Management Personnel Disclosures - Summary of Directors and Key Management Personnel Compensation (Parenthetical) (Detail) - AUD ($)		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of key management personnel compensation [line items]
Employer funded social security contributions amount		$ 187,787
Share-based payments	[1]	1,278,490	$ 1,307,509	$ 1,243,385
NON Executive Director [Member]
Disclosure of key management personnel compensation [line items]
Share-based payments		$ 331,908
Reclassification Of Previously Stated [Member] | NON Executive Director [Member]
Disclosure of key management personnel compensation [line items]
Share-based payments			292,821	453,752
Previously Stated Adjusted [Member]
Disclosure of key management personnel compensation [line items]
Employer funded social security contributions amount			$ 137,107	$ 150,500

[1]	For financial year ended June 30, 2021, Non-Executive Director’s share-based payments of $331,908 are classified as “Share-Based Payments”. In the prior financial year these amounts were included within Short-term employee benefits, accordingly the comparative figures of $292,821 in total for fiscal year 2020 and $453,752 in total for fiscal year 2019 have been reclassified to Share-based payments.